Related Parties - Additional Information (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Loans from a related party	$ 0	¥ 0	¥ 1,063,434	$ 162,312	¥ 1,063,434	¥ 0	¥ 0
Interest expense on the loans from a shareholder		0	3,160		5,922
Amounts due to a related party	2,111			1,841		678		¥ 13,829	¥ 12,062
Repayments of Related Party Debt	$ 0	0	151,848	$ 162,312	1,063,434	0	¥ 0
XiaopengHe [Member]
Related Party Transaction [Line Items]
Amount due from related parties								588	682
Rental expenses to a shareholder		2,537	2,537		10,150
Purchases from related party					999
Rental income from a related party		1,300	¥ 0		166
XiaopengHe [Member] | Reimbursment Expense [Member]
Related Party Transaction [Line Items]
Amount due from related parties						¥ 20,425
XiaopengHe [Member] | Purchase Of Assets [Member]
Related Party Transaction [Line Items]
Purchases from related party		¥ 0			¥ 999
XiaopengHe [Member] | Rental Expense [Member]
Related Party Transaction [Line Items]
Amounts due to a related party								¥ 13,829	¥ 11,063